STOCKHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 15 — STOCKHOLDERS’ EQUITY

Common Stocks

The Company was incorporated under the laws of Cayman Islands on March 13, 2024. At incorporation, the Company is authorized to issue 100,000,000 shares, of which, 15,000,000 preferred shares with par value of US$0.0001 per share and 85,000,000 ordinary shares with par value of US$0.0001 per share. 27,000,000 shares of ordinary shares of the Company were issued on March 13, 2024.

On March 19, 2025, capital structure was restructured to authorized 110,000,000 shares, of which, 85,000,000 Class A Ordinary Shares with par value of US$0.0001 per share and 25,000,000 Class B Ordinary Shares with par value of US$0.0001 per share. 9,450,000 Class A Ordinary Shares and 17,550,000 Class B Ordinary Shares were issued on the same date to replace the original 27,000,000 ordinary shares. Voting rights of each Class A Ordinary shares is 1/20 of each Class B shares.